Segment information - Major Customers (Details) - Contract revenues - Customer concentration risk	2 Months Ended	10 Months Ended	12 Months Ended
	Feb. 22, 2022	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2021
Revenue, Major Customer [Line Items]
Concentration risk percentage	100.00%	100.00%	100.00%	100.00%
Sonadrill
Revenue, Major Customer [Line Items]
Concentration risk percentage	9.00%	21.00%	17.00%	0.00%
Petrobras
Revenue, Major Customer [Line Items]
Concentration risk percentage	0.00%	0.00%	16.00%	0.00%
Var Energi
Revenue, Major Customer [Line Items]
Concentration risk percentage	11.00%	14.00%	9.00%	0.00%
Equinor
Revenue, Major Customer [Line Items]
Concentration risk percentage	10.00%	14.00%	6.00%	15.00%
ConocoPhillips
Revenue, Major Customer [Line Items]
Concentration risk percentage	13.00%	13.00%	5.00%	18.00%
Lundin
Revenue, Major Customer [Line Items]
Concentration risk percentage	12.00%	1.00%	0.00%	13.00%
Others
Revenue, Major Customer [Line Items]
Concentration risk percentage	45.00%	37.00%	47.00%	54.00%